Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2018
Cash and cash equivalents
Summary of Cash and cash equivalents
Cash and cash equivalents
in € THOUS
	March 31,	December 31,
	2018	2017
Cash	613.132	620.145
Securities and Time deposits	233.246	357.964
Cash and cash equivalents	846.378	978.109